ACCRUED AND OTHER LIABILITIES - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 26, 2019		Jun. 27, 2018		Jun. 28, 2017	Jun. 28, 2018
Accrued and other liabilities [Line Items]
Deferred liabilities and sale leaseback gains(1)	[1]	$ 19.3		$ 15.5
Insurance		17.9		17.8
Property tax		17.3		17.4
Dividends		14.9		16.3
Sales tax		14.6		14.2
Interest		7.5		7.8
Straight-line rent(2)	[2]	5.1		5.2
Landlord contributions		2.7		2.7
Deferred franchise and development fees(3)		1.4	[3]	0.0
Cyber security incident(4)	[4]	0.8		1.4
Other(5)	[5]	29.9		28.9
Other Accrued Liabilities, Current		131.4		127.2	[6]		$ 128.7
Straight Line Rent Adjustments		1.0		(0.9)		$ (0.5)
Deferred sale leaseback gain, current portion [Member]
Accrued and other liabilities [Line Items]
Deferred liabilities and sale leaseback gains(1)		$ 19.3
CorporateHeadquarters [Member]
Accrued and other liabilities [Line Items]
Deferred sales proceeds				$ 13.7

[1]
(1)
Deferred liabilities and sale leaseback gains at June 26, 2019 relates to $19.3 million for the current portion of the deferred gain related to the sale leaseback transactions executed during the fiscal year ended June 26, 2019. As of June 27, 2018, Deferred liabilities and sale leaseback gains primarily includes $13.7 million related to the sale of our previous corporate headquarters location that was recognized during fiscal 2019. Refer to Note 3 - Sale Leaseback Transactions and Note 5 - Other Gains and Charges for further details.

[2]
(2)
Straight-line rent includes the current portion of the straight-line rent of operating leases. During the fiscal years ended June 26, 2019, June 27, 2018 and June 28, 2017, $1.0 million of expenses, $0.9 million of credit and $0.5 million of credit, related to straight-line rent were recognized into Restaurant expenses in the Consolidated Statements of Comprehensive Income, respectively.

[3]
(3)
Deferred franchise and development fees relates to the current portion of upfront initial franchise and development fees recorded as part of adopting ASC 606. Refer to Note 2 - Revenue Recognition for further details, and the Other liabilities table below for the long-term portion of the deferred revenues.

[4]	(4) Cyber security incident accrual relates to the fiscal 2018 event, refer to Note 15 - Commitments and Contingencies for further details.
[5]	(5) Other primarily consists of accruals for certain lease reserves, utilities, banquet deposits for Maggiano’s events, rent-related expenses and other various accruals.
[6]
(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.